United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/08

Date of Reporting Period:  Six months ended 4/30/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.44		$10.48		$10.70	$12.00	$11.64	$10.00
Income From Investment Operations:
Net investment income	0.41		0.83		0.81	0.81	0.93	0.90
Net realized and unrealized gain (loss) on investments	(0.46)		(0.00	) [1]	0.22	(0.40)	0.45	1.63
TOTAL FROM INVESTMENT OPERATIONS	(0.05)		0.83		1.03	0.41	1.38	2.53
Less Distributions:
Distributions from net investment income	(0.41)		(0.84)		(0.82)	(0.89)	(0.95)	(0.89)
Distributions from net realized gain on investments	(0.10)		(0.03)		(0.43)	(0.82)	(0.07)	--
TOTAL DISTRIBUTIONS	(0.51)		(0.87)		(1.25)	(1.71)	(1.02)	(0.89)
Redemption Fees	0.00	[1]	0.00	[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net Asset Value, End of Period	$9.88		$10.44		$10.48	$10.70	$12.00	$11.64
Total Return [2]	(0.42)%		8.12%		10.45%	3.69%	12.43%	26.19%

Ratios to Average Net Assets:
Net expenses	0.50	% [3]	0.50%		0.50%	0.51%	0.50%	0.46%
Net investment income	8.32	% [3]	7.80%		7.72%	7.50%	7.79%	8.20%
Expense waiver/reimbursement [4]	0.53	% [3]	0.69%		1.21%	1.03%	0.71%	0.84%
Supplemental Data:
Net assets, end of period (000 omitted)	$63,897		$49,034		$39,358	$19,547	$36,763	$48,437
Portfolio turnover	9%		44%		54%	35%	56%	22%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$ 995.80	$2.48
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.38	$2.51

1 Expenses are equal to the Fund's annualized net expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At April 30, 2008, the Fund's index classification 1 was as follows:

Index Classification	Percentage of Total Net Assets [2]
Health Care	9.1%
Media - Non-Cable	8.6%
Industrial - Other	6.8%
Food & Beverages	5.7%
Technology	5.4%
Gaming	5.0%
Utility - Electric	4.9%
Energy	4.6%
Utility - Natural gas	4.6%
Automotive	4.2%
Consumer Products	4.1%
Retailers	3.2%
Aerospace/Defense	3.0%
Wireless Communications	3.0%
Other [3]	21.4%
Cash Equivalents [4]	6.0%
Other Assets and Liabilities--Net [5]	0.4%
TOTAL	100.0%

1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund's adviser.

2 As for the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, index classifications which constitute less than 3.0% of the Fund's total net assets have been aggregated under the designation "Other."

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--61.7%
		Aerospace/Defense--2.0%
$150,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$149,250
75,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	74,625
75,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, (Series WI), 9.75%, 4/1/2017	79,500
125,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Unsecd. Note, (Series WI), 8.875%, 4/1/2015	131,562
350,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	347,375
175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	170,625
175,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	179,813
100,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	89,000
100,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	81,500
		TOTAL	1,303,250
		Automotive--2.8%
125,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	103,750
150,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	112,875
175,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 5.46%, 1/13/2012	147,326
50,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	45,061
275,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	266,211
275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	241,178
525,000		General Motors Corp., Deb., 7.40%, 9/1/2025	372,750
200,000		General Motors Corp., Note, 8.375%, 7/15/2033	153,250
100,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	102,250
225,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	223,313
		TOTAL	1,767,964
		Building Materials--0.3%
75,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	69,375
75,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	55,313
75,000		Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	60,375
		TOTAL	185,063
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals--1.7%
$125,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	$111,875
75,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	78,750
150,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	163,687
100,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	104,125
59,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	62,835
50,000	[1,2]	Mosaic Co./The, Sr. Note, 7.875%, 12/1/2016	55,000
50,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	51,625
150,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	158,625
125,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	91,250
125,000		Terra Capital, Inc., Company Guarantee, (Series B), 7.00%, 2/1/2017	125,000
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	72,390
		TOTAL	1,075,162
		Consumer Products--2.7%
100,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	78,500
63,810		AAC Group Holding Corp., Sr. PIK Deb., (Series WI), 14.75%, 10/1/2012	47,538
175,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	154,875
175,000		American Greetings Corp., Sr. Note, 7.375%, 6/1/2016	177,625
200,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	185,000
200,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	193,000
225,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	225,000
150,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	133,125
100,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	68,500
450,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	445,500
		TOTAL	1,708,663
		Energy--3.0%
175,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	172,375
100,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	100,000
125,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	126,875
250,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	260,000
150,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	155,625
50,000		Cimarex Energy Co., Sr. Note, 7.125%, 5/1/2017	51,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy--continued
$100,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	$100,750
150,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	155,625
175,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	173,250
75,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	70,875
50,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	46,750
75,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	74,714
50,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	49,500
125,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	128,750
50,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	49,375
50,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	51,250
150,000	[1,2]	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	159,882
		TOTAL	1,926,596
		Entertainment--0.9%
200,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	189,500
150,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	137,250
75,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	77,813
150,000		Universal City Florida Holding Co., Floating Rate Note, 7.989%, 5/1/2010	149,063
		TOTAL	553,626
		Environmental--0.7%
375,000		Allied Waste North America, Inc., Note, (Series B), 7.125%, 5/15/2016	379,687
50,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	52,000
		TOTAL	431,687
		Financial Institutions--1.9%
150,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	140,625
675,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	562,813
175,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	132,812
275,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	266,063
150,000		iPayment Holdings, Inc., Sr. Sub. Note, (Series WI), 9.75%, 5/15/2014	129,750
		TOTAL	1,232,063
Principal Amount			Value
		CORPORATE BONDS--continued
		Food & Beverage--3.8%
$250,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	$231,250
175,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	183,312
100,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 6.739%, 2/1/2015	96,750
200,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	199,000
125,000		Constellation Brands, Inc., 8.375%, 12/15/2014	133,125
50,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	50,625
75,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	75,937
200,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	188,000
200,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	194,000
100,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	65,500
175,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	170,625
100,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	48,500
200,000		Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	179,000
150,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, (Series WI), 9.25%, 4/1/2015	138,000
100,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, (Series WI), 10.625%, 4/1/2017	87,500
250,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	206,250
150,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	149,625
50,000		Smithfield Foods, Inc., Sr. Note, (Series B), 8.00%, 10/15/2009	51,250
		TOTAL	2,448,249
		Gaming--3.3%
150,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%, 6/15/2015	108,375
149,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	147,510
175,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	168,875
175,000	[3]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	39,375
200,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	181,000
50,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	47,750
150,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	118,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--continued
$225,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	$204,750
225,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	225,000
50,000		MTR Gaming Group, Inc., Company Guarantee, (Series B), 9.75%, 4/1/2010	48,875
50,000		MTR Gaming Group, Inc., Sr. Sub. Note, (Series B), 9.00%, 6/1/2012	40,000
150,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	155,250
75,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	69,750
125,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	117,188
150,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	133,500
100,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	98,000
200,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	196,000
		TOTAL	2,099,698
		Health Care--6.0%
175,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	186,812
200,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	172,000
75,000	[1,2]	Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	80,062
75,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	72,000
50,000	[1,2]	Biomet, Inc., Sr. Note, 10.375%, 10/15/2017	53,250
125,000	[1,2]	Biomet, Inc., Sr. Sub. Note, 11.625%, 10/15/2017	133,438
125,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	106,875
100,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	100,705
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	82,500
525,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	565,031
325,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	350,187
175,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	180,250
225,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	206,438
150,000		Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	154,125
175,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	170,188
50,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 8.288%, 6/1/2015	47,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Health Care--continued
$225,000		VWR Funding, Inc., Unsecd. Note, (Series WI), 10.25%, 7/15/2015	$217,688
100,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	84,500
150,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	153,375
50,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	48,625
300,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	298,500
50,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	49,375
100,000		Ventas Realty LP, Sr. Note, 9.00%, 5/1/2012	106,750
224,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	184,800
		TOTAL	3,804,974
		Industrial - Other--4.5%
200,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	189,000
100,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	94,500
200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	181,000
225,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	230,625
125,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	124,531
50,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	47,750
100,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	100,000
225,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	190,125
100,000		General Cable Corp., Floating Rate Note - Sr. Note, 5.073%, 4/1/2015	89,250
125,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	122,500
75,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	76,500
175,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	171,062
175,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	168,875
50,000		Mueller Water Products, Inc., Sr. Sub. Note, (Series WI), 7.375%, 6/1/2017	43,750
75,000		Norcross Safety Products, Sr. Sub. Note, (Series B), 9.875%, 8/15/2011	78,985
225,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	202,500
125,000	[1,2]	SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	130,781
105,440		Safety Products Holdings, Inc., Sr. Note, (Series B), 11.75%, 1/1/2012	113,875
200,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	197,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial - Other--continued
$75,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	$72,750
50,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 0/12.00%, 2/15/2015	38,000
75,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	74,438
150,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	152,250
		TOTAL	2,890,047
		Lodging--0.6%
50,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	49,500
150,000		Host Marriott LP, Note, (Series Q), 6.75%, 6/1/2016	147,375
150,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	142,875
75,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	69,563
		TOTAL	409,313
		Media - Cable--1.2%
225,000		CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009	230,062
250,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	241,875
150,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	156,750
75,000	[1,2]	Videotron Ltee, 9.125%, 4/15/2018	80,250
50,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	46,875
		TOTAL	755,812
		Media - Non-Cable--5.6%
96,636		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	88,422
75,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	70,312
100,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	96,250
125,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	129,062
200,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	151,500
100,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	98,000
225,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	147,375
275,000		Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016	280,156
350,000		Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015	301,000
175,000		Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015	177,406
175,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	165,812
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Non-Cable--continued
$50,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	$49,750
75,000		Lamar Media Corp., Sr. Unsecd. Note, (Series C), 6.625%, 8/15/2015	71,063
200,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	205,000
100,000		Quebecor Media, Inc., Sr. Note, (Series WI), 7.75%, 3/15/2016	96,750
100,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	96,750
75,000		R.H. Donnelly Corp, Sr. Disc. Note, (Series A-2), 6.875%, 1/15/2013	48,375
75,000		R.H. Donnelly Corp, Sr. Disc. Note, (Series W1), 6.875%, 1/15/2013	48,375
225,000	[1,2]	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	146,250
50,000		R.H. Donnelly Corp, Sr. Note, (Series A-3), 8.875%, 1/15/2016	32,750
119,000		R.H. Donnelly Corp, Sr. Sub. Note, (Series B), 9.875%, 8/15/2013	112,455
200,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	216,000
250,000	[1,2]	Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017	180,000
250,000		Southern Graphics Systems, Inc., Sr. Sub. Note, (Series WI), 12.00%, 12/15/2013	216,250
200,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	145,000
250,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	196,250
		TOTAL	3,566,313
		Metals & Mining--0.7%
100,000		Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	74,000
75,000		Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	46,875
225,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	249,187
100,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	92,000
		TOTAL	462,062
		Packaging--1.3%
125,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	125,000
200,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	188,000
200,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	212,000
225,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	235,125
100,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	100,000
		TOTAL	860,125
Principal Amount			Value
		CORPORATE BONDS--continued
		Paper--0.8%
$250,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	$250,000
50,000	[1,2]	NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	53,625
175,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	186,375
50,000	[1,2]	Rock-Tenn Co., 9.25%, 3/15/2016	52,750
		TOTAL	542,750
		Restaurants--0.5%
100,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	100,000
125,000		NPC International, Inc., 9.50%, 5/1/2014	115,625
100,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 5.30%, 3/15/2014	84,250
		TOTAL	299,875
		Retailers--2.1%
175,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	164,937
150,000		Claire's Stores, Inc., Company Guarantee, 10.50%, 6/1/2017	83,250
225,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	227,250
175,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	158,375
175,000		General Nutrition Center, Company Guarantee, 7.199%, 3/15/2014	153,562
175,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	159,250
150,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	137,250
225,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	181,688
100,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	91,500
		TOTAL	1,357,062
		Services--0.7%
150,000	[1,2]	Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	141,562
225,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	201,094
125,000		West Corp., Sr. Note, 9.50%, 10/15/2014	120,000
		TOTAL	462,656
		Technology--3.7%
225,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	190,125
225,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	210,375
50,000		Deluxe Corp., 5.125%, 10/1/2014	42,000
50,000		Deluxe Corp., Sr. Unsecd. Note, 7.375%, 6/1/2015	46,500
225,000	[1,2]	First Data Corp., Company Guarantee, 9.875%, 9/24/2015	205,031
50,000		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	41,375
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--continued
$200,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	$177,000
200,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	163,000
175,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	163,844
150,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	155,250
225,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	216,000
49,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 8.198%, 4/1/2012	48,265
125,000		SunGard Data Systems, Inc., Sr. Note, (Series WI), 9.125%, 8/15/2013	131,250
275,000		SunGard Data Systems, Inc., Sr. Sub. Note, (Series WI), 10.25%, 8/15/2015	293,563
175,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	183,313
100,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	103,089
		TOTAL	2,369,980
		Tobacco--0.3%
150,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	159,503
		Transportation--1.1%
175,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	181,125
100,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	101,250
250,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	252,812
100,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	97,500
50,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	50,375
		TOTAL	683,062
		Utility - Electric--3.3%
50,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	50,615
275,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	275,000
250,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	263,125
100,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	101,500
50,000	[1,2]	Energy Future Holdings Corp., Company Guarantee, 10.875%, 11/1/2017	53,500
79,737	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	79,389
150,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	157,500
50,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	51,500
150,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	154,875
300,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	309,750
225,000		Sierra Pacific Resources, Sr. Note, (Series WI), 6.75%, 8/15/2017	223,068
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$50,000	[1,2]	TECO Finance, Inc., Unsub., 6.75%, 5/1/2015	$50,945
225,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Company Guarantee, 10.25%, 11/1/2015	235,688
75,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Note, 10.25%, 11/1/2015	78,563
		TOTAL	2,085,018
		Utility - Natural Gas--3.0%
225,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	228,375
50,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	52,874
200,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	184,000
100,000	[1,2]	Inergy LP, Company Guarantee, 8.25%, 3/1/2016	103,000
200,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	195,750
150,000	[1,2]	MarkWest Energy Partners LP, Sr. Note, 8.75%, 4/15/2018	156,375
50,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	48,545
75,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	76,817
131,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	137,223
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	193,500
225,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	261,153
100,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	108,500
175,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	192,063
		TOTAL	1,938,175
		Wireless Communications--2.0%
150,000	[1,2]	Alltel Corp., Sr. Unsecd. Note, 10.375%, 12/1/2017	119,250
75,000		Centennial Cellular Corp., Floating Rate Note - Sr. Note, 8.448%, 1/1/2013	71,812
75,000		Centennial Cellular Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	75,000
75,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	76,125
100,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	86,000
103,785	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	88,217
100,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	101,500
250,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	246,875
125,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	127,790
75,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	78,188
200,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	189,505
		TOTAL	1,260,262
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Wireline Communications--1.2%
$200,000	[1,2]	FairPoint Communications, Inc., Sr. Note, 13.125%, 4/1/2018	$203,000
400,000		Qwest Corp., Note, 8.875%, 3/15/2012	424,000
50,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	51,737
100,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	105,250
		TOTAL	783,987
		TOTAL CORPORATE BONDS (IDENTIFIED COST $40,875,567)	39,422,997
		COMMON STOCK--0.0%
		Industrial - Other--0.0%
3,537	[1,4]	Neenah Enterprises, Inc., Warrants (IDENTIFIED COST $0)	3,311
		MUTUAL FUNDS--38.6% [5]
3,256,545		High Yield Bond Portfolio	21,134,976
3,519,841	[6]	Prime Value Obligations Fund, Institutional Shares, 2.90%	3,519,841
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $25,278,103)	24,654,817
		TOTAL INVESTMENTS--100.3% (IDENTIFIED COST $66,153,670) [7]	64,081,125
		OTHER ASSETS AND LIABILITIES - NET--(0.3)% [8]	(184,145)
		TOTAL NET ASSETS--100%	$63,896,980

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $7,004,045, which represented 11.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $7,000,734, which represented 11.0% of total net assets.

3 On May 15, 2008, this security did not pay its scheduled semi-annual interest payment.

4 Non-income producing security.

5 Affiliated companies.

6 7-Day net yield.

7 The cost of investments for federal tax purposes amounts to $66,205,093.

8 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at value including $24,654,817 of investments in affiliated issuers (Note 5) (identified cost $66,153,670)		$64,081,125
Income receivable		998,836
Receivable for shares sold		445,134
TOTAL ASSETS		65,525,095
Liabilities:
Payable for investments purchased	$1,341,342
Payable for shares redeemed	29,374
Income distribution payable	240,449
Accrued expenses	16,950
TOTAL LIABILITIES		1,628,115
Net assets for 6,465,278 shares outstanding		$63,896,980
Net Assets Consist of:
Paid-in capital		$66,075,725
Net unrealized depreciation of investments		(2,072,545)
Accumulated net realized loss on investments		(88,441)
Distributions in excess of net investment income		(17,759)
TOTAL NET ASSETS		$63,896,980
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($63,896,980 ÷ 6,465,278 shares outstanding), no par value, unlimited shares authorized		$9.88
Offering price per share		$9.88
Redemption proceeds per share (98.00/100 of $9.88) [1]		$9.68

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$1,530,649
Dividends received from affiliated issuers (Note 5)			800,865
TOTAL INCOME			2,331,514
Expenses:
Investment adviser fee (Note 5)		$105,703
Administrative personnel and services fee (Note 5)		74,591
Custodian fees		4,251
Transfer and dividend disbursing agent fees and expenses		11,120
Directors'/Trustees' fees		2,478
Auditing fees		13,675
Legal fees		6,922
Portfolio accounting fees		33,842
Share registration costs		9,774
Printing and postage		7,900
Insurance premiums		2,629
Miscellaneous		1,015
TOTAL EXPENSES		273,900
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(105,703)
Waiver of administrative personnel and services fee	(12,168)
Reimbursement of other operating expenses	(22,605)
TOTAL WAIVERS AND REIMBURSEMENTS		(140,476)
Net expenses			133,424
Net investment income			2,198,090
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including realized loss of $10,000 on sales of investments in affiliated issuers) (Note 5)			(82,466)
Net change in unrealized appreciation of investments			(2,150,146)
Net realized and unrealized loss on investments			(2,232,612)
Change in net assets resulting from operations			$(34,522)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,198,090	$3,224,646
Net realized gain (loss) on investments	(82,466)	484,363
Net change in unrealized appreciation/depreciation of investments	(2,150,146)	(468,555)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(34,522)	3,240,454
Distributions to Shareholders:
Distributions from net investment income	(2,216,485)	(3,271,805)
Distributions from net realized gain on investments	(407,104)	(118,353)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,623,589)	(3,390,158)
Share Transactions:
Proceeds from sale of shares	23,224,384	21,974,662
Net asset value of shares issued to shareholders in payment of distributions declared	1,197,266	1,845,328
Cost of shares redeemed	(6,901,838)	(13,998,285)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	17,519,812	9,821,705
Redemption Fees	1,207	4,069
Change in net assets	14,862,908	9,676,070
Net Assets:
Beginning of period	49,034,072	39,358,002
End of period (including undistributed (distributions in excess of) net investment income of $(17,759) and $636, respectively)	$63,896,980	$49,034,072

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower-rated fixed-income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
Neenah Enterprises, Inc., Warrants	9/24/2003	$0

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Shares sold	2,348,465	2,097,409
Shares issued to shareholders in payment of distributions declared	120,766	174,962
Shares redeemed	(700,209)	(1,331,652)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,769,022	940,719

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended April 30, 2008, the redemption fees amounted to $1,207. For the year ended October 31, 2007, the redemption fees amounted to $4,069.

4. FEDERAL TAX INFORMATION

At April 30, 2008, the cost of investments for federal tax purposes was $66,205,093. The net unrealized depreciation of investments for federal tax purposes was $2,123,968. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $573,197 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,697,165.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $104,809 of its fee and voluntarily reimbursed $22,605 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.236% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $12,168 of its fee.

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.50% for the fiscal year ending October 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2008, the Adviser reimbursed $894. Transactions with the affiliated companies during the six months ended April 30, 2008 are as follows:

Affiliates	Balance of Shares Held 10/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2008	Value	Dividend Income
High Yield Bond Portfolio	2,058,978	1,597,567	400,000	3,256,545	$21,134,976	$758,618
Prime Value Obligations Fund, Institutional Shares	2,579,546	22,556,384	21,616,089	3,519,841	3,519,841	$ 42,247
TOTAL OF AFFILIATED TRANSACTIONS	4,638,524	24,153,951	22,016,089	6,776,386	$24,654,817	$800,865

6.INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2008, were as follows:

Purchases	$20,802,328
Sales	$4,736,165

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B300

28539 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	June 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 23, 2008